Other Non-operating Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Disclosure of additional information [Abstract]
Exchange derivative allocated issuance costs	$ 0	$ (1,785)		$ 0
Net unrealized loss on exchange derivative and capped calls	(533,908)	(12,414)		0
Foreign currency exchange loss, net	(702)	(413)		(93)
Contributions to Atlassian Foundation	(3,629)	(1,856)		(1,620)
Other income	2,786	1,311		371
Other non-operating expense, net	$ (535,453)	$ (15,157)	[1]	$ (1,342)	[1]

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.